Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Angel Studios, Inc. CIK: 0001671941
Schedule of property and equipment

	2023	2022
Computer equipment	$1,630,746	$1,074,823
Leasehold improvements	420,903	589,338
Computer software	386,035	242,810
Furniture and fixtures	355,764	338,134
Production equipment	275,513	251,392
Warehouse equipment	57,936	57,936
	3,126,897	2,554,433
Less accumulated depreciation and amortization	(1,914,841)	(1,222,786)
	$1,212,056	$1,331,647